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T. Rowe Price QM U.S. Small-Cap Growth Equity Fund
T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund Investor Class I Class Advisor Class SUMMARY
Investment Objective(s)
The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price QM U.S. Small-Cap Growth Equity Fund - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price QM U.S. Small-Cap Growth Equity Fund	Investor Class	I Class	Advisor Class
Management fees	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees			0.25%
Other expenses	0.15%	0.01%	0.22%
Total annual fund operating expenses	0.79%	0.65%	1.11%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price QM U.S. Small-Cap Growth Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	81	252	439	978
I Class	66	208	362	810
Advisor Class	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities issued by small-cap U.S. growth companies. The fund expects to invest predominantly in common stocks.

The fund defines small-cap growth companies as those whose market capitalization, at the time of purchase, falls within the range of companies in the MSCI US Small Cap Growth Index, an index designed to capture the securities of small-cap companies exhibiting overall growth style characteristics in the U.S. As of December 31, 2019, the market capitalization range for the MSCI US Small Cap Growth Index was approximately $61.2 million to $19.4 billion. The market capitalization of the companies in the index will change over time, but the index is reconstituted semiannually to ensure that larger stocks do not distort the performance and characteristics of the small-cap growth opportunity set. The fund will not sell a stock just because the company has grown to a market capitalization above the range.

The “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price to help identify stocks that could be included in the portfolio. Based on these models, the portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analyses of overall economic trends and market cycles. Stocks are ranked on metrics that capture their valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near term appreciation potential. As part of the stock selection process, the adviser focuses primarily on companies that, in the adviser’s opinion, are capable of achieving and sustaining above-average, long-term earnings growth. The adviser employs various growth metrics, such as a company’s historical and forecasted sales and earnings growth rates. The portfolio is generally constructed by buying stocks ranked higher by the models and selecting stocks to sell from those that have a lower rank, subject to overall risk controls and desired portfolio characteristics.

The adviser monitors the quantitative models and reviews the security selection results for certain qualitative factors (such as regulatory impacts to a company) and portfolio risk characteristics in the process of portfolio construction. Sector allocations are driven primarily by the quantitative models and security selection. In building the quantitative models and adjusting them as needed, the fund draws on T. Rowe Price’s experience in small-cap investing as well as its quantitative and fundamental research capabilities.

While most assets will typically be invested in U.S. equity securities, the fund may invest up to 10% of its total assets in foreign securities, including securities of emerging market issuers.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Quantitative models The fund’s reliance on quantitative models and the analysis of specific metrics to construct the fund’s portfolio could cause the adviser to be unsuccessful in selecting companies for investment or determining the weighting of particular stocks in the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, the data on which the models rely may be incorrect or incomplete, or the models may not be implemented as intended by the adviser. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Small-cap stocks Investments in securities issued by small-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Growth investing The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Investments in the healthcare sector are susceptible to intense competition, regulatory changes and government approvals, product liability, and product obsolescence.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
QM U.S. SMALL-CAP GROWTH EQUITY FUND Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/10	17.62%	Worst Quarter	9/30/11	-21.27%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2019
Average Annual Total Returns - T. Rowe Price QM U.S. Small-Cap Growth Equity Fund	1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class	32.76%	11.46%	15.26%			Jun. 30, 1997
Investor Class | Returns after taxes on distributions	31.48%	10.91%	14.75%			Jun. 30, 1997
Investor Class | Returns after taxes on distributions and sale of fund shares	20.27%	9.06%	12.85%			Jun. 30, 1997
I Class	32.93%			16.56%		Mar. 23, 2016
I Class | MSCI US Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)				15.34%	[1]	Mar. 23, 2016
I Class | Lipper Small-Cap Growth Funds Index				17.27%	[1]	Mar. 23, 2016
Advisor Class	32.30%			15.46%		Jul. 05, 2016
Advisor Class | MSCI US Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)				14.71%	[2]	Jul. 05, 2016
Advisor Class | Lipper Small-Cap Growth Funds Index				16.70%	[2]	Jul. 05, 2016
MSCI US Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	29.50%	9.49%	13.67%
Lipper Small-Cap Growth Funds Index	30.65%	10.87%	12.92%
[1]	Return since 3/23/16.
[2]	Return since 7/05/16.

Updated performance information is available through troweprice.com.